SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Earnout [Member] - USD ($) $ in Thousands	2 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Fair Value Warrants Liability Activity [Line Items]
Balance December 31, 2023	$ 3,607	$ 3,292
Change in fair value	315	(2,500)
Balance September 30, 2024	$ 3,292	$ 792